Contingent liabilities and commitments (Table)	12 Months Ended
Dec. 31, 2020
25. Contingent liabilities and commitments
Contingent liabilities and commitments

The following table summarises the nominal principal amount of contingent liabilities and commitments which are not recorded on-balance sheet:

	2020	2019
	£m	£m
Guarantees and letters of credit pledged as collateral security	15,665	17,606
Performance guarantees, acceptances and endorsements	5,944	6,921
Total contingent liabilities	21,609	24,527
Of which: Financial guarantees carried at fair value	229	43

Documentary credits and other short-term trade related transactions	1,086	1,291
Standby facilities, credit lines and other commitments	331,963	333,164
Total commitments	333,049	334,455
Of which: Loan commitments carried at fair value	9,269	17,679